Pension (Narrative) (Details) (Pension Plan, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 0.2
Defined Benefit Plan, Expected Employer Contributions During Current Fiscal Year	$ 0.2